STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 31, 2011	Aug. 31, 2011	Aug. 31, 2011
Expenses:
General and Administrative Expenses	$ 99	$ 6,572	$ 7,071
Net (loss)	$ (99)	$ (6,572)	$ (7,071)
(Loss) per common share Basic	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding	4,035,540	4,017,772